UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-05221
SELIGMAN PORTFOLIOS, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)

Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 12/31
Date of reporting period: 3/31

Portfolio of Investments
Seligman Capital Portfolio
March 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (93.0%)

Issuer	Shares		Value(a)
Aerospace & Defense (3.1%)
Goodrich Corp.	1,100		$77,572
ITT Corp.	790		42,352
Precision Castparts Corp.	1,100		139,381

Total			259,305

Airlines (1.0%)
Delta Air Lines, Inc.	5,760	(b)	84,038

Biotechnology (3.7%)
Alexion Pharmaceuticals, Inc.	1,180	(b)	64,157
Amylin Pharmaceuticals, Inc.	720	(b)	16,193
BioMarin Pharmaceutical, Inc.	2,410	(b)	56,322
Dendreon Corp.	2,210	(b)	80,599
Vertex Pharmaceuticals, Inc.	2,300	(b)	94,000

Total			311,271

Capital Markets (0.6%)
Invesco Ltd.	2,300		50,393

Chemicals (2.2%)
Celanese Corp., Series A	2,480		78,988
Ecolab, Inc.	800		35,160
Potash Corp of Saskatchewan, Inc.	560	(c)	66,836

Total			180,984

Commercial Services & Supplies (0.5%)
Avery Dennison Corp.	1,090		39,687

Communications Equipment (3.6%)
Blue Coat Systems, Inc.	6,060	(b)	188,102
F5 Networks, Inc.	1,320	(b)	81,193
JDS Uniphase Corp.	2,290	(b)	28,694

Total			297,989

Computers & Peripherals (0.2%)
Seagate Technology	1,080	(b,c)	19,721

Construction & Engineering (1.3%)
Foster Wheeler AG	4,110	(b,c)	111,545

Consumer Finance (1.1%)
Capital One Financial Corp.	2,270		94,001

Diversified Consumer Services (1.2%)
Coinstar, Inc.	3,053	(b,e)	99,223

Diversified Financial Services (0.5%)
Interactive Brokers Group, Inc., Class A	2,490	(b)	40,214

Issuer	Shares		Value(a)
Diversified Telecommunication Services (0.8%)
Qwest Communications International, Inc.	13,500		70,470

Electric Utilities (1.1%)
ITC Holdings Corp.	1,630		89,650

Electrical Equipment (0.4%)
General Cable Corp.	1,370	(b)	36,990

Energy Equipment & Services (3.0%)
Cameron International Corp.	2,470	(b)	105,864
CARBO Ceramics, Inc.	1,000		62,340
Noble Corp.	1,850	(b,c)	77,367

Total			245,571

Food & Staples Retailing (0.7%)
The Kroger Co.	2,860		61,948

Food Products (0.6%)
Dole Food Co., Inc.	4,015	(b,e)	47,578

Health Care Equipment & Supplies (1.1%)
Edwards Lifesciences Corp.	500	(b)	49,440
Intuitive Surgical, Inc.	120	(b)	41,776

Total			91,216

Health Care Providers & Services (1.6%)
Express Scripts, Inc.	850	(b)	86,496
WellPoint, Inc.	690	(b)	44,422

Total			130,918

Health Care Technology (0.9%)
Cerner Corp.	920	(b)	78,255

Hotels, Restaurants & Leisure (1.6%)
Bally Technologies, Inc.	3,310	(b)	134,187

Household Durables (2.8%)
Lennar Corp., Class A	3,440		59,202
Meritage Homes Corp.	4,820	(b)	101,220
NVR, Inc.	100	(b)	72,650

Total			233,072

Insurance (3.5%)
AFLAC, Inc.	1,610		87,407
Principal Financial Group, Inc.	1,619		47,291
Prudential Financial, Inc.	2,535		153,367

Total			288,065

Internet Software & Services (6.1%)
Baidu, Inc., ADR	100	(b,c)	59,700
Equinix, Inc.	1,350	(b)	131,409
SAVVIS, Inc.	18,876	(b)	311,454

Total			502,563

Issuer	Shares		Value(a)
IT Services (6.3%)
Cognizant Technology Solutions Corp., Class A	4,970	(b)	253,371
MasterCard, Inc., Class A	1,060		269,240

Total			522,611

Life Sciences Tools & Services (2.0%)
Illumina, Inc.	1,470	(b)	57,183
Waters Corp.	1,670	(b)	112,792

Total			169,975

Machinery (2.8%)
Cummins, Inc.	1,190		73,721
Joy Global, Inc.	2,190		123,954
Oshkosh Corp.	830	(b)	33,482

Total			231,157

Media (1.4%)
CBS Corp., Class B	4,870		67,887
Time Warner Cable, Inc.	960		51,178

Total			119,065

Metals & Mining (2.0%)
Agnico-Eagle Mines Ltd.	1,350	(c)	75,155
United States Steel Corp.	1,400		88,928

Total			164,083

Multiline Retail (2.4%)
Big Lots, Inc.	1,380	(b)	50,260
Dollar General Corp.	5,913	(b)	149,303

Total			199,563

Multi-Utilities (0.2%)
Public Service Enterprise Group, Inc.	670		19,778

Oil, Gas & Consumable Fuels (2.9%)
Atlas Energy, Inc.	4,330	(b)	134,750
Massey Energy Co.	1,340		70,069
Southwestern Energy Co.	820	(b)	33,390

Total			238,209

Personal Products (1.7%)
Avon Products, Inc.	4,130		139,883

Pharmaceuticals (3.2%)
Medicis Pharmaceutical Corp., Class A	6,630		166,811
Perrigo Co.	1,670		98,062

Total			264,873

Road & Rail (2.1%)
CSX Corp.	2,530		128,777
JB Hunt Transport Services, Inc.	1,260		45,209

Total			173,986

Semiconductors & Semiconductor Equipment (5.9%)
Intersil Corp., Class A	7,600		112,176
Marvell Technology Group Ltd.	7,740	(b,c)	157,741

Issuer	Shares		Value(a)
Micron Technology, Inc.	8,400	(b)	87,276
Microsemi Corp.	7,520	(b)	130,397

Total			487,590

Software (6.8%)
Activision Blizzard, Inc.	5,700		68,742
Citrix Systems, Inc.	1,800	(b)	85,446
Rovi Corp.	10,902	(b)	404,791

Total			558,979

Specialty Retail (4.5%)
American Eagle Outfitters, Inc.	8,180		151,493
Dick’s Sporting Goods, Inc.	3,880	(b)	101,307
GUESS?, Inc.	2,510		117,920

Total			370,720

Tobacco (1.5%)
Lorillard, Inc.	1,610		121,136

Transportation Infrastructure (2.2%)
Aegean Marine Petroleum Network, Inc.	6,552	(c)	185,946

Wireless Telecommunication Services (1.9%)
NII Holdings, Inc.	2,770	(b)	115,398
SBA Communications Corp., Class A	1,100	(b)	39,677

Total			155,075

Total Common Stocks (Cost: $5,890,988)			$7,721,483

Money Market Fund (7.5%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.18%	621,117	(d)	$621,117

Total Money Market Fund (Cost: $621,117)			$621,117

Investments of Cash Collateral Received for Securities on Loan (1.7%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	142,680	$142,680

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $142,680)		$142,680

Total Investments in Securities (Cost: $6,654,785)(f)		$8,485,280

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments
ADR — American Depository Receipt
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Dec. 31, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At March 31, 2010, the value of foreign securities, excluding short-term securities, represented 9.08% of net assets.

(d)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at March 31, 2010.

(e)	At March 31, 2010, security was partially or fully on loan.

(f)	At March 31, 2010, the cost of securities for federal income tax purposes was approximately $6,655,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$1,867,000
Unrealized depreciation	(37,000)

Net unrealized appreciation	$1,830,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Annual Report dated Dec. 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

	Fair value at March 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks (a)	$7,721,483	$—	$—	$7,721,483

Total Equity Securities	7,721,483	—	—	7,721,483

Other
Affiliated Money Market Fund (b)	621,117	—	—	621,117
Investments of Cash Collateral Received for Securities on Loan (c)	142,680	—	—	142,680

Total Other	763,797	—	—	763,797

Total	$8,485,280	$—	$—	$8,485,280

(a)	Industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2010.

(c)	Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.

Portfolio of Investments
Seligman Common Stock Portfolio
March 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (98.5%)

Issuer	Shares		Value(a)
Aerospace & Defense (1.6%)
General Dynamics Corp.	248		$19,146
Lockheed Martin Corp.	158		13,149
Northrop Grumman Corp.	85		5,573
Raytheon Co.	103		5,883

Total			43,751

Beverages (2.8%)
PepsiCo, Inc.	334		22,097
The Coca-Cola Co.	1,026		56,430

Total			78,527

Capital Markets (3.3%)
Franklin Resources, Inc.	105		11,645
Morgan Stanley	305		8,933
State Street Corp.	305		13,768
The Goldman Sachs Group, Inc.	336		57,331

Total			91,677

Chemicals (1.5%)
Air Products & Chemicals, Inc.	102		7,543
The Dow Chemical Co.	1,136		33,591

Total			41,134

Commercial Banks (3.2%)
Fifth Third Bancorp	1,095		14,881
PNC Financial Services Group, Inc.	587		35,044
SunTrust Banks, Inc.	251		6,724
Wells Fargo & Co.	1,060		32,987

Total			89,636

Commercial Services & Supplies (0.2%)
RR Donnelley & Sons Co.	309		6,597

Communications Equipment (1.1%)
Cisco Systems, Inc.	583	(b)	15,175
Motorola, Inc.	1,993	(b)	13,991

Total			29,166

Computers & Peripherals (9.2%)
Apple, Inc.	688	(b)	161,632
Dell, Inc.	1,318	(b)	19,783
IBM Corp.	323		41,425
NetApp, Inc.	411	(b)	13,382
Western Digital Corp.	443	(b)	17,273

Total			253,495

Issuer	Shares		Value(a)
Consumer Finance (1.7%)
American Express Co.	611		25,210
Capital One Financial Corp.	303		12,547
Discover Financial Services	691		10,296

Total			48,053

Diversified Financial Services (6.3%)
Bank of America Corp.	6,287		112,223
Citigroup, Inc.	14,954	(b)	60,564

Total			172,787

Diversified Telecommunication Services (4.8%)
AT&T, Inc.	3,510		90,699
Verizon Communications, Inc.	1,314		40,760

Total			131,459

Electric Utilities (0.7%)
Exelon Corp.	326		14,282
FirstEnergy Corp.	160		6,254

Total			20,536

Electronic Equipment, Instruments & Components (1.2%)
Agilent Technologies, Inc.	398	(b)	13,688
Corning, Inc.	545		11,014
Tyco Electronics Ltd.	298	(c)	8,189

Total			32,891

Energy Equipment & Services (0.9%)
Baker Hughes, Inc.	80		3,747
Ensco PLC, ADR	113	(c)	5,060
Nabors Industries Ltd.	304	(b,c)	5,968
National Oilwell Varco, Inc.	264		10,713

Total			25,488

Food & Staples Retailing (2.2%)
Walgreen Co.	411		15,244
Wal-Mart Stores, Inc.	825		45,870

Total			61,114

Food Products (0.3%)
Archer-Daniels-Midland Co.	250		7,225

Health Care Equipment & Supplies (1.2%)
Becton Dickinson and Co.	74		5,826
CareFusion Corp.	88	(b)	2,326
Intuitive Surgical, Inc.	43	(b)	14,970
Medtronic, Inc.	238		10,717

Total			33,839

Health Care Providers & Services (4.8%)
Aetna, Inc.	440		15,448
Cardinal Health, Inc.	375		13,511
CIGNA Corp.	651		23,814
McKesson Corp.	122		8,018
UnitedHealth Group, Inc.	1,596		52,142
WellPoint, Inc.	322	(b)	20,730

Total			133,663

Issuer	Shares		Value(a)
Hotels, Restaurants & Leisure (1.3%)
McDonald’s Corp.	525		35,028

Household Durables (0.2%)
Whirlpool Corp.	75		6,544

Industrial Conglomerates (3.6%)
3M Co.	231		19,305
General Electric Co.	4,007		72,927
Textron, Inc.	350		7,431

Total			99,663

Insurance (7.5%)
AFLAC, Inc.	253		13,735
Berkshire Hathaway, Inc., Class B	194	(b)	15,766
Chubb Corp.	307		15,918
Hartford Financial Services Group, Inc.	463		13,158
Lincoln National Corp.	305		9,364
MetLife, Inc.	350		15,169
Principal Financial Group, Inc.	476		13,904
Prudential Financial, Inc.	224		13,552
The Allstate Corp.	1,474		47,626
The Progressive Corp.	582		11,110
The Travelers Companies, Inc.	573		30,908
Torchmark Corp.	134		7,170

Total			207,380

Internet & Catalog Retail (0.6%)
priceline.com, Inc.	68	(b)	17,340

Internet Software & Services (0.6%)
eBay, Inc.	598	(b)	16,116

IT Services (1.2%)
Automatic Data Processing, Inc.	149		6,626
Cognizant Technology Solutions Corp., Class A	511	(b)	26,051

Total			32,677

Machinery (0.4%)
Illinois Tool Works, Inc.	93		4,404
Ingersoll-Rand PLC	207	(c)	7,219

Total			11,623

Media (1.5%)
CBS Corp., Class B	921		12,839
News Corp., Class A	1,544		22,249
Viacom, Inc., Class B	152	(b)	5,226

Total			40,314

Metals & Mining (3.2%)
Alcoa, Inc.	1,333		18,982
Allegheny Technologies, Inc.	52		2,807
Freeport-McMoRan Copper & Gold, Inc.	538		44,945
United States Steel Corp.	325		20,644

Total			87,378

Issuer	Shares		Value(a)
Multiline Retail (0.6%)
Macy’s, Inc.	344		7,489
Nordstrom, Inc.	206		8,415

Total			15,904

Oil, Gas & Consumable Fuels (14.8%)
Chesapeake Energy Corp.	299		7,068
Chevron Corp.	2,085		158,105
ConocoPhillips	1,625		83,151
Exxon Mobil Corp.	554		37,107
Hess Corp.	224		14,011
Marathon Oil Corp.	1,119		35,405
Murphy Oil Corp.	181		10,170
Occidental Petroleum Corp.	433		36,606
Valero Energy Corp.	1,128		22,222

Total			403,845

Paper & Forest Products (0.5%)
International Paper Co.	598		14,717

Pharmaceuticals (10.9%)
Abbott Laboratories	430		22,652
Forest Laboratories, Inc.	352	(b)	11,039
Johnson & Johnson	1,323		86,260
Merck & Co., Inc.	1,503		56,137
Pfizer, Inc.	7,331		125,726

Total			301,814

Real Estate Investment Trusts (REITs) (0.4%)
Simon Property Group, Inc.	138		11,578

Road & Rail (0.8%)
CSX Corp.	202		10,282
Norfolk Southern Corp.	223		12,463

Total			22,745

Semiconductors & Semiconductor Equipment (0.6%)
Broadcom Corp., Class A	126		4,181
Micron Technology, Inc.	904	(b)	9,392
NVIDIA Corp.	207	(b)	3,598

Total			17,171

Software (0.3%)
Salesforce.com, Inc.	110	(b)	8,190

Specialty Retail (1.7%)
Best Buy Co., Inc.	290		12,337
Home Depot, Inc.	761		24,618
Limited Brands, Inc.	365		8,986

Total			45,941

Textiles, Apparel & Luxury Goods (0.4%)
Nike, Inc., Class B	137		10,070

Wireless Telecommunication Services (0.4%)
Sprint Nextel Corp.	2,810	(b)	10,678

Total Common Stocks (Cost: $2,422,539)			$2,717,754

Money Market Fund (1.5%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.18%	40,646	(d)	$40,646

Total Money Market Fund (Cost: $40,646)			$40,646

Total Investments in Securities (Cost: $2,463,185)(e)			$2,758,400

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments
ADR — American Depository Receipt
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Dec. 31, 2009.

(b)	Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c)	Foreign security values are stated in U.S. dollars. At March 31, 2010, the value of foreign securities, excluding short-term securities, represented 0.96% of net assets.

(d)	Affiliated Money Market Fund – The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at March 31, 2010.

(e)	At March 31, 2010, the cost of securities for federal income tax purposes was approximately $2,463,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$379,000
Unrealized depreciation	(84,000)

Net unrealized appreciation	$295,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Annual Report dated Dec. 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

	Fair value at March 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks (a)	$2,717,754	$—	$—	$2,717,754

Total Equity Securities	2,717,754	—	—	2,717,754

Other
Affiliated Money Market Fund (b)	40,646	—	—	40,646

Total Other	40,646	—	—	40,646

Total	$2,758,400	$—	$—	$2,758,400

(a)	Industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2010.

Portfolio of Investments
Seligman Communications and Information Portfolio
March 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (93.4%)

Issuer	Shares		Value(a)
Aerospace & Defense (2.0%)
General Dynamics Corp.	15,200		$1,173,440

Biotechnology (1.2%)
Gilead Sciences, Inc.	15,500	(b)	704,940

Communications Equipment (7.4%)
Cisco Systems, Inc.	100,200	(b)	2,608,206
Nortel Networks Corp.	16	(b,c)	1
QUALCOMM, Inc.	41,700		1,750,983

Total			4,359,190

Computers & Peripherals (12.4%)
Apple, Inc.	12,600	(b)	2,960,117
Electronics for Imaging, Inc.	66,200	(b)	769,906
Hewlett-Packard Co.	33,300		1,769,895
NetApp, Inc.	54,167	(b)	1,763,678

Total			7,263,596

Diversified Financial Services (0.5%)
BM&FBOVESPA SA	46,700	(c)	313,698

Diversified Telecommunication Services (0.8%)
Deutsche Telekom AG, ADR	36,600	(c)	494,100

Electrical Equipment (0.4%)
Sensata Technologies Holding NV	12,935	(b,c,d)	232,313

Electronic Equipment, Instruments & Components (0.4%)
Corning, Inc.	11,400		230,394

Health Care Equipment & Supplies (2.5%)
St. Jude Medical, Inc.	35,200	(b)	1,444,960

Internet Software & Services (6.8%)
eBay, Inc.	14,128	(b)	380,750
Google, Inc., Class A	2,100	(b)	1,190,721
Open Text Corp.	41,571	(b,c)	1,973,375
VeriSign, Inc.	17,800	(b)	462,978

Total			4,007,824

IT Services (6.2%)
Amdocs Ltd.	98,800	(b,c)	2,974,868
Genpact Ltd.	10,646	(b,c)	178,533

Issuer	Shares		Value(a)
Lender Processing Services, Inc.	7,900		298,225
Rolta India Ltd.	41,100	(c)	163,769

Total			3,615,395

Life Sciences Tools & Services (1.1%)
Life Technologies Corp.	12,062	(b)	630,481

Media (0.9%)
DreamWorks Animation SKG, Inc., Class A	13,400	(b)	527,826

Office Electronics (1.0%)
Xerox Corp.	61,900		603,525

Pharmaceuticals (1.3%)
Abbott Laboratories	14,000		737,520

Semiconductors & Semiconductor Equipment (12.1%)
Amkor Technology, Inc.	64,500	(b,d)	456,015
Analog Devices, Inc.	18,500		533,170
Avago Technologies Ltd.	18,800	(b,c)	386,528
Broadcom Corp., Class A	5,200		172,536
Intel Corp.	79,000		1,758,540
Lam Research Corp.	15,900	(b)	593,388
Marvell Technology Group Ltd.	26,459	(b,c)	539,234
Micron Technology, Inc.	27,600	(b)	286,764
National Semiconductor Corp.	47,430		685,364
Novellus Systems, Inc.	59,300	(b)	1,482,500
Veeco Instruments, Inc.	4,100	(b,d)	178,350

Total			7,072,389

Software (36.4%)
Activision Blizzard, Inc.	44,600		537,876
Aspen Technology, Inc.	34,400	(b)	352,600
BMC Software, Inc.	76,200	(b)	2,895,600
Check Point Software Technologies	84,065	(b,c)	2,947,319
Mentor Graphics Corp.	114,600	(b)	919,092
Micro Focus International PLC	16,700	(c)	127,091
Microsoft Corp.	97,800		2,862,606
Nuance Communications, Inc.	92,700	(b)	1,542,528
Parametric Technology Corp.	140,400	(b)	2,534,220
SonicWALL, Inc.	19,600	(b,d)	170,324
SS&C Technologies Holdings, Inc.	1,112	(b)	16,769
Symantec Corp.	172,623	(b)	2,920,781
Synopsys, Inc.	156,000	(b)	3,489,719

Total			21,316,525

Total Common Stocks (Cost: $49,885,871)			$54,728,116

Money Market Fund (4.4%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.18%	2,597,032	(e)	$2,597,032

Total Money Market Fund
(Cost: $2,597,032)			$2,597,032

Investments of Cash Collateral Received for Securities on Loan (1.4%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	807,693	$807,693

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $807,693)		$807,693

Total Investments in Securities (Cost: $53,290,596)(f)		$58,132,841

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments

ADR — American Depository Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Dec. 31, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At March 31, 2010, the value of foreign securities, excluding short-term securities, represented 17.63% of net assets.

(d)	At March 31, 2010, security was partially or fully on loan.

(e)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at March 31, 2010.

(f)	At March 31, 2010, the cost of securities for federal income tax purposes was approximately $53,291,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$6,736,000
Unrealized depreciation	(1,894,000)

Net unrealized appreciation	$4,842,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Annual Report dated Dec. 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

	Fair value at March 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks (a)	$54,728,116	$—	$—	$54,728,116

Total Equity Securities	54,728,116	—	—	54,728,116

Other
Affiliated Money Market Fund (b)	2,597,032	—	—	2,597,032
Investments of Cash Collateral Received for Securities on Loan (c)	807,693	—	—	807,693

Total Other	3,404,725	—	—	3,404,725

Total	$58,132,841	$—	$—	$58,132,841

(a)	Industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2010.

(c)	Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.

Portfolio of Investments
Seligman Global Technology Portfolio
March 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (95.6%)

Issuer	Shares		Value(a)
Aerospace & Defense (0.8%)
General Dynamics Corp.	600		$46,320

Application Software (18.6%)
AsiaInfo Holdings, Inc.	1,860	(b,c)	49,253
Aspen Technology, Inc.	5,941	(b)	60,895
JDA Software Group, Inc.	3,000	(b)	83,460
Longtop Financial Technologies Ltd., ADR	1,800	(b,c)	57,978
Mentor Graphics Corp.	8,895	(b)	71,338
Micro Focus International PLC	18,815	(c)	143,187
Misys PLC	9,000	(b,c)	33,106
NICE Systems Ltd., ADR	460	(b,c)	14,605
Nuance Communications, Inc.	8,500	(b)	141,440
Parametric Technology Corp.	11,900	(b)	214,795
SS&C Technologies Holdings, Inc.	119	(b)	1,795
Synopsys, Inc.	11,900	(b)	266,202

Total			1,138,054

Communications Equipment (5.1%)
Cisco Systems, Inc.	6,900	(b)	179,607
QUALCOMM, Inc.	3,100		130,169

Total			309,776

Computers & Peripherals (14.0%)
Apple, Inc.	1,200	(b)	281,915
Electronics for Imaging, Inc.	3,200	(b)	37,216
Hewlett-Packard Co.	4,200		223,230
HTC Corp.	3,000	(c)	35,060
IBM Corp.	700		89,775
NetApp, Inc.	2,593	(b)	84,428
Netezza Corp.	4,400	(b)	56,276
Toshiba Corp.	9,000	(b,c)	46,502

Total			854,402

Diversified Financial Services (0.8%)
BM&FBOVESPA SA	7,400	(c)	49,708

Diversified Telecommunication Services (1.4%)
Deutsche Telekom AG, ADR	4,200	(c)	56,700
Telefonica SA	1,300	(c)	30,799

Total			87,499

Electrical Equipment (0.3%)
Sensata Technologies Holding NV	1,187	(b,c,d)	21,319

Electronic Equipment, Instruments & Components (5.2%)
Avnet, Inc.	1,300	(b)	39,000
Hon Hai Precision Industry Co., Ltd.	11,000	(c)	47,644
Ibiden Co., Ltd.	1,900	(c)	65,447
Kyocera Corp.	400	(c)	38,982

Issuer	Shares		Value(a)
Nidec Corp.	500	(c)	53,594
TDK Corp.	600	(c)	39,923
Tripod Technology Corp.	11,000	(c)	37,249

Total			321,839

Health Care Equipment & Supplies (0.6%)
Hologic, Inc.	2,000	(b)	37,080

Health Care Providers & Services (0.3%)
Emdeon, Inc., Class A	1,100	(b)	18,172

Home Entertainment Software (1.4%)
Activision Blizzard, Inc.	2,700		32,562
NCSoft Corp.	400	(c)	50,747

Total			83,309

Household Durables (0.5%)
LG Electronics, Inc.	320	(c)	32,535

Internet Software & Services (7.4%)
eBay, Inc.	1,471	(b)	39,643
Google, Inc., Class A	100	(b)	56,701
Open Text Corp.	5,000	(b,c)	237,351
SINA Corp.	1,000	(b,c)	37,690
Telecity Group PLC	5,500	(b,c)	35,388
VeriSign, Inc.	1,900	(b)	49,419

Total			456,192

IT Services (9.4%)
Alliance Data Systems Corp.	1,000	(b,d)	63,990
Amdocs Ltd.	9,300	(b,c)	280,023
Rolta India Ltd.	22,300	(c)	88,857
Tivit Terceirizacao de Tecnologia e Servicos SA	12,388	(c)	124,472
Xchanging PLC	6,124	(c)	17,992

Total			575,334

Office Electronics (2.0%)
Canon, Inc.	1,100	(c)	50,952
Konica Minolta Holdings, Inc.	3,500	(c)	40,848
Xerox Corp.	3,200		31,200

Total			123,000

Pharmaceuticals (0.5%)
Abbott Laboratories	600		31,608

Semiconductors & Semiconductor Equipment (11.0%)
Advanced Semiconductor Engineering, Inc., ADR	12,600	(c)	57,078
Avago Technologies Ltd.	2,938	(b,c)	60,405
Intel Corp.	4,300		95,719
Lam Research Corp.	1,400	(b)	52,248
Marvell Technology Group Ltd.	2,500	(b,c)	50,950
National Semiconductor Corp.	3,741		54,057
Novellus Systems, Inc.	2,900	(b)	72,500
ON Semiconductor Corp.	10,500	(b)	84,001
Samsung Electronics Co., Ltd.	70	(c)	50,623
SUMCO Corp.	2,200	(c)	46,786
Taiwan Semiconductor Manufacturing Co., Ltd.	8,000	(c)	15,498
Tokyo Electron Ltd.	500	(c)	33,162

Total			673,027

Issuer	Shares		Value(a)
System Software (16.3%)
3i Infotech Ltd.	15,200	(c)	26,552
BMC Software, Inc.	4,700	(b)	178,600
Check Point Software Technologies	8,147	(b,c)	285,633
Microsoft Corp.	6,200		181,474
SonicWALL, Inc.	4,845	(b)	42,103
Symantec Corp.	13,900	(b)	235,188
Websense, Inc.	2,221	(b)	50,572

Total			1,000,122

Total Common Stocks (Cost: $5,158,473)			$5,859,296

Money Market Fund (4.4%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.18%	270,422	(e)	$270,422

Total Money Market Fund (Cost: $270,422)			$270,422

Investments of Cash Collateral Received for Securities on Loan (1.3%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund (1.3%)
JPMorgan Prime Money Market Fund	80,098	$80,098

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $80,098)		$80,098

Total Investments in Securities (Cost: $5,508,993)(f)		$6,209,816

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Summary of Investments in Securities by Country
The following table represents the portfolio investments of the Fund by county as a percentage of net assets at March 31, 2010.

Country	Percentage of net assets
Bermuda	0.8%
Brazil	2.8
Canada	3.8
China	2.3
Germany	0.9
Guernsey	4.7
India	1.8
Israel	5.0
Japan	6.8
Netherlands	0.3
Singapore	1.0
South Korea	2.1
Spain	0.5
Taiwan	3.2
United Kingdom	3.8

Total Foreign Securities*	39.8

United States	61.5

*	Amount shown does not include companies based in the U.S. that derive at least 50% of their revenue from business outside the U.S. or have at least 50% of their assets outside the U.S. If such companies were included, Total Foreign Securities would be greater than 40%.
Investments in Derivatives
Forward Foreign Currency Contracts Open at March 31, 2010

			Unrealized	Unrealized
Exchange date	Currency to be delivered	Currency to be received	appreciation	depreciation

April 1, 2010	31,681 U.S. Dollar	2,934,580 Japanese Yen	$—	$(289)

April 5, 2010	15,011 U.S. Dollar	1,389,431 Japanese Yen	—	(148)

Total			$—	$(437)

Notes to Portfolio of Investments

ADR —	American Depository Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Dec. 31, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At March 31, 2010, the value of foreign securities, excluding short-term securities, represented 39.86% of net assets.

(d)	At March 31, 2010, security was partially or fully on loan.

(e)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at March 31, 2010.

(f)	At March 31, 2010, the cost of securities for federal income tax purposes was approximately $5,509,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$840,000
Unrealized depreciation	(139,000)

Net unrealized appreciation	$701,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Annual Report dated Dec. 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

	Fair value at March 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks (a)	$5,859,296	$—	$—	$5,859,296

Total Equity Securities	5,859,296	—	—	5,859,296

Other
Affiliated Money Market Fund (b)	270,422	—	—	270,422
Investments of Cash Collateral Received for Securities on Loan (c)	80,098	—	—	80,098

Total Other	350,520	—	—	350,520

Investments in Securities	6,209,816	—	—	6,209,816
Other Financial Instruments (d)	—	(437)	—	(437)

Total	$6,209,816	$(437)	$—	$6,209,379

(a)	Industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2010.

(c)	Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.

(d)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

Portfolio of Investments
Seligman International Growth Portfolio
March 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (98.9%)(c)

Issuer	Shares		Value(a)
Australia (2.6%)
Toll Holdings Ltd.	6,561		$44,666

Belgium (0.7%)
Hansen Transmissions International NV	8,736	(b)	12,004

Bermuda (1.4%)
Lancashire Holdings Ltd.	3,284		23,990

Canada (8.4%)
Barrick Gold Corp.	740		28,371
CAE, Inc.	1,940		18,951
Methanex Corp.	750		18,168
Potash Corp of Saskatchewan, Inc.	250		29,838
SNC-Lavalin Group, Inc.	580		28,335
Teck Resources Ltd., Class B	460	(b)	20,037

Total			143,700

China (1.5%)
Ctrip.com International Ltd., ADR	680	(b)	26,656

Denmark (1.6%)
DSV A/S	1,584	(d)	28,313

France (13.4%)
Alcatel-Lucent	5,103	(b)	16,136
Danone	347		20,904
Essilor International SA	529		33,775
Neopost SA	203		16,224
PPR	134		17,841
Publicis Groupe SA	580		24,818
Renault SA	431	(b)	20,201
Safran SA	1,340		34,932
Schneider Electric SA	141		16,539
Vallourec SA	147		29,644

Total			231,014

Germany (4.8%)
Adidas AG	320		17,116
Bayer AG	239		16,167
Daimler AG	518		24,387
Siemens AG	247		24,738

Total			82,408

Hong Kong (2.5%)
Li & Fung Ltd.	5,620		27,651
Sun Hung Kai Properties Ltd.	1,000		15,044

Total			42,695

Issuer	Shares		Value(a)
Ireland (1.1%)
Experian PLC	1,937		19,062

Israel (1.9%)
Teva Pharmaceutical Industries Ltd., ADR	520		32,802

Japan (13.0%)
Daiichi Sankyo Co., Ltd.	1,100		20,603
Eisai Co., Ltd.	470		16,768
Fast Retailing Co., Ltd.	100		17,383
Hino Motors Ltd.	5,810		24,550
Honda Motor Co., Ltd.	670		23,652
Mitsubishi UFJ Financial Group, Inc.	3,300		17,298
Mitsui OSK Lines Ltd.	2,840		20,386
Panasonic Corp.	1,210		18,510
Rakuten, Inc.	22		15,909
Shin-Etsu Chemical Co., Ltd.	280		16,264
SoftBank Corp.	740		18,231
Toshiba Corp.	2,840	(b)	14,674

Total			224,228

Mexico (1.4%)
America Movil SAB de CV, ADR, Series L	480		24,163

Netherlands (6.4%)
Koninklijke (Royal) KPN NV	1,052		16,668
Koninklijke Philips Electronics NV	948		30,398
QIAGEN NV	1,700	(b)	39,150
Unilever NV	769		23,261

Total			109,477

Singapore (1.1%)
Oversea-Chinese Banking Corp., Ltd.	3,000		18,683

South Korea (1.2%)
Samsung Electronics Co., Ltd.	29		20,973

Spain (1.5%)
Red Electrica Corp. SA	491		26,352

Sweden (1.3%)
Telefonaktiebolaget LM Ericsson, ADR	2,100		21,903

Switzerland (12.1%)
Kuehne & Nagel International AG	427		43,218
Nestlé SA	657		33,654
Novartis AG	290		15,666
Temenos Group AG	1,161	(b)	34,196
The Swatch Group AG	78		24,875
UBS AG	1,200	(b)	19,511
Xstrata PLC	1,937	(b)	36,698

Total			207,818

United Kingdom (21.0%)
Admiral Group PLC	696		13,942
ARM Holdings PLC	12,489		45,162
AstraZeneca PLC	415		18,509

Issuer	Shares		Value(a)
BG Group PLC	1,254		21,703
British Airways PLC	3,841	(b)	14,164
British American Tobacco PLC	1,014		34,953
Burberry Group PLC	1,978		21,447
Compass Group PLC	2,844		22,700
Imperial Tobacco Group PLC	983		29,983
J Sainsbury PLC	3,010		14,964
Reckitt Benckiser Group PLC	604		33,152
Rio Tinto PLC	610		36,148
Standard Chartered PLC	1,188		32,405
Thomas Cook Group PLC	5,270		21,577

Total			360,809

Total Common Stocks (Cost: $1,569,884)			$1,701,716

Money Market Fund (2.2%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.18%	37,888	(e)	$37,888

Total Money Market Fund (Cost: $37,888)			$37,888

Investments of Cash Collateral Received for Securities on Loan (1.0%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	16,465	$16,465

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $16,465)		$16,465

Total Investments in Securities (Cost: $1,624,237)(f)		$1,756,069

Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at March 31, 2010:

	Percentage of net
Industry	assets	Value(a)
Aerospace & Defense	3.1%	$53,883
Air Freight & Logistics	2.6	44,666
Airlines	0.8	14,164
Automobiles	4.0	68,240
Capital Markets	1.1	19,511
Chemicals	3.7	64,270
Commercial Banks	4.0	68,386
Communications Equipment	2.2	38,039
Computers & Peripherals	0.9	14,674
Construction & Engineering	1.6	28,335
Distributors	1.6	27,651
Diversified Telecommunication Services	1.0	16,668
Electric Utilities	1.5	26,352
Electrical Equipment	1.0	16,539
Food & Staples Retailing	0.9	14,964
Food Products	4.5	77,819
Health Care Equipment & Supplies	2.0	33,775
Hotels, Restaurants & Leisure	4.1	70,933
Household Durables	1.1	18,510
Household Products	1.9	33,152
Industrial Conglomerates	3.2	55,136
Insurance	2.2	37,932
Internet & Catalog Retail	0.9	15,909
Life Sciences Tools & Services	2.3	39,150
Machinery	3.8	66,198
Marine	3.7	63,604
Media	1.4	24,818
Metals & Mining	7.1	121,254
Multiline Retail	1.0	17,841
Office Electronics	0.9	16,224
Oil, Gas & Consumable Fuels	1.3	21,703
Pharmaceuticals	7.0	120,515
Professional Services	1.1	19,062
Real Estate Management & Development	0.9	15,044
Road & Rail	1.6	28,313
Semiconductors & Semiconductor Equipment	3.8	66,135
Software	2.0	34,196
Specialty Retail	1.0	17,383
Textiles, Apparel & Luxury Goods	3.7	63,438
Tobacco	3.8	64,936
Wireless Telecommunication Services	2.5	42,394
Other(1)	3.2	54,353

Total		$1,756,069

(1)	Cash & Cash Equivalents.
The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Investments in Derivatives
Forward Foreign Currency Contracts Open at March 31, 2010

			Unrealized	Unrealized
Exchange date	Currency to be delivered	Currency to be received	appreciation	depreciation

April 13, 2010	14,140,000	153,982	$2,715	$—
	Japanese Yen	U.S. Dollar

Notes to Portfolio of Investments

ADR — American Depository Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Dec. 31, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars.

(d)	At March 31, 2010, security was partially or fully on loan.

(e)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at March 31, 2010.

(f)	At March 31, 2010, the cost of securities for federal income tax purposes was approximately $1,624,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$159,000
Unrealized depreciation	(27,000)

Net unrealized appreciation	$132,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Annual Report dated Dec. 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

	Fair value at March 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks (a)	$1,701,716	$—	$—	$1,701,716

Total Equity Securities	1,701,716	—	—	1,701,716

Other
Affiliated Money Market Fund (b)	37,888	—	—	37,888
Investments of Cash Collateral Received for Securities on Loan (c)	16,465	—	—	16,465

Total Other	54,353	—	—	54,353

Investments in Securities	1,756,069	—	—	1,756,069
Other Financial Instruments (d)	—	2,715	—	2,715

Total	$1,756,069	$2,715	$—	$1,758,784

(a)	Industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2010.

(c)	Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.

(d)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

Portfolio of Investments
Seligman Investment Grade Fixed Income Portfolio
March 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Bonds (80.5%)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Supranational (0.6%)(c)
Corp Andina de Fomento
01-12-17	5.75%	$10,000		$10,177
U.S. Government Obligations & Agencies (42.2%)
Federal Farm Credit Bank
02-07-13	3.40	40,000		41,761
Federal Home Loan Banks
05-20-11	2.63	45,000		46,001
05-18-12	1.13	10,000		9,972
11-17-17	5.00	10,000		10,929
Federal Home Loan Mtge Corp
12-15-11	1.13	5,000		5,010
07-15-14	5.00	5,000		5,518
02-09-15	2.88	5,000		5,031
Federal Natl Mtge Assn
06-09-10	3.26	15,000		15,082
08-12-10	3.25	10,000		10,109
11-10-11	1.30	25,000		25,022
11-19-12	4.75	10,000		10,817
11-20-14	2.63	15,000		14,983
U.S. Treasury
02-29-12	0.88	5,000		4,990
11-15-12	1.38	15,000		14,996
01-15-13	1.38	10,000		9,968
02-15-13	1.38	10,000		9,953
12-31-13	1.50	35,000		34,355
01-31-15	2.25	75,100		74,284
03-31-15	2.50	79,000		78,778
03-31-16	2.38	30,000		29,016
04-30-16	2.63	20,000		19,580
11-15-19	3.38	30,000		28,950
02-15-20	3.63	88,000		86,500
02-15-29	5.25	15,000		16,322
11-15-39	4.38	75,000		70,922
02-15-40	4.63	15,000		14,784
U.S. Treasury Inflation-Indexed Bond
01-15-15	1.63	9,078	(h)	9,484
01-15-20	1.38	10,019	(h)	9,823
U.S. Treasury
STRIPS
02-15-40	0.00	15,000		3,431

Total				716,371

Asset-Backed (1.5%)
Caterpillar Financial Asset Trust
Series 2008-A Cl A3
04-25-14	4.94	13,264		13,534

	Coupon	Principal
Issuer	rate	amount		Value(a)
Centex Home Equity
Series 2002-D Cl M2
12-25-32	2.30	19,243	(i)	3,537
Irwin Home Equity
Series 2005-A Cl A3
02-25-34	0.63	10,134	(i)	8,242

Total				25,313

Residential Mortgage-Backed (14.4%)(f)
Federal Home Loan Mtge Corp
04-01-25	5.50	100,000	(e)	107,000
Federal Home Loan Mtge Corp #1Q0140
08-01-36	6.11	9,520	(i)	10,049
Federal Natl Mtge Assn
05-01-40	6.50	25,000	(e)	27,016
Federal Natl Mtge Assn #256901
09-01-37	6.50	25,359		27,320
Federal Natl Mtge Assn #745392
12-01-20	4.50	12,411		13,048
Federal Natl Mtge Assn #881886
04-01-36	5.35	15,443	(i)	16,207
Federal Natl Mtge Assn #886764
08-01-36	6.00	16,039	(i)	16,868
Indymac Index Mtge Loan Trust
Collateralized Mtge Obligation
Series 2006-AR3 Cl 2A1B
03-25-36	5.68	24,374	(i)	12,582
Wells Fargo Mtge Backed Securities Trust
Collateralized Mtge Obligation
Series 2004-K Cl 2A3
07-25-34	4.71	13,585	(i)	13,385

Total				243,475

Banking (1.9%)
Bank of America
Sr Unsecured
05-01-18	5.65	10,000		10,125
Citigroup
Sr Unsecured
05-15-18	6.13	10,000		10,218
Goldman Sachs Group
Sr Unsecured
02-15-19	7.50	5,000		5,699
JPMorgan Chase & Co
Sr Unsecured
04-23-19	6.30	5,000		5,501

Total				31,543

Brokerage (0.2%)
Lehman Brothers Holdings
Sr Unsecured
05-02-18	6.88	15,000	(b,g)	3,544
Chemicals (0.4%)
Dow Chemical
Sr Unsecured
05-15-19	8.55	5,000		6,049

	Coupon	Principal
Issuer	rate	amount		Value(a)
Electric (7.4%)
Cleveland Electric Illuminating
1st Mtge
11-15-18	8.88	10,000		12,419
Consumers Energy
1st Mtge Series J
02-15-14	6.00	10,000		10,966
Dominion Resources
Sr Unsecured Series A
11-15-16	5.60	15,000		16,192
DTE Energy
Sr Unsecured
05-15-14	7.63	5,000		5,688
Florida Power
1st Mtge
06-15-18	5.65	5,000		5,414
06-15-38	6.40	5,000		5,438
Metropolitan Edison
Sr Unsecured
03-15-13	4.95	5,000		5,261
Nevada Power
Series L
01-15-15	5.88	10,000		10,893
NiSource Finance
03-01-13	6.15	5,000		5,450
09-15-17	5.25	15,000		15,075
Ohio Power
Sr Unsecured Series K
06-01-16	6.00	5,000		5,480
Potomac Electric Power
1st Mtge
04-15-14	4.65	15,000		15,897
Sierra Pacific Power
Series M
05-15-16	6.00	10,000		10,871

Total				125,044

Food and Beverage (1.6%)
Dr Pepper Snapple Group
12-21-11	1.70	5,000		5,009
Kraft Foods
Sr Unsecured
08-11-17	6.50	5,000		5,588
02-01-18	6.13	5,000		5,472
02-09-40	6.50	5,000		5,150
SABMiller
Sr Unsecured
01-15-14	5.70	5,000	(c,d)	5,463

Total				26,682

Gas Pipelines (4.3%)
CenterPoint Energy Resources
Sr Unsecured
02-15-11	7.75	10,000		10,529
CenterPoint Energy Resources
Sr Unsecured Series B
04-01-13	7.88	5,000		5,725

	Coupon	Principal
Issuer	rate	amount		Value(a)
Colorado Interstate Gas
Sr Unsecured
11-15-15	6.80	30,000		33,494
Northwest Pipeline
Sr Unsecured
06-15-16	7.00	5,000		5,768
Transcontinental Gas Pipe Line LLC
Sr Unsecured
04-15-16	6.40	10,000		11,239
Transcontinental Gas Pipe Line LLC
Sr Unsecured Series B
08-15-11	7.00	5,000		5,339

Total				72,094

Independent Energy (0.3%)
Anadarko Petroleum
Sr Unsecured
03-15-14	7.63	5,000		5,748
Media Cable (0.3%)
Comcast
05-15-18	5.70	5,000		5,301
Media Non Cable (0.9%)
RR Donnelley & Sons
Sr Unsecured
01-15-17	6.13	10,000		10,039
Thomson Reuters
Sr Unsecured
04-15-40	5.85	5,000	(c)	4,864

Total				14,903

Non Captive Diversified (0.6%)
General Electric Capital
Sr Unsecured
01-08-20	5.50	5,000		5,092
01-10-39	6.88	5,000		5,393

Total				10,485

Wireless (0.3%)
US Cellular
Sr Unsecured
12-15-33	6.70	5,000		4,846
Wirelines (3.6%)
AT&T
Sr Unsecured
02-01-18	5.50	5,000		5,297
02-15-39	6.55	5,000		5,256
BellSouth
Sr Unsecured
09-15-14	5.20	15,000		16,162
TELUS
Sr Unsecured
06-01-11	8.00	7,000	(c)	7,534
Verizon New York
Sr Unsecured Series A
04-01-12	6.88	15,000		16,333

	Coupon	Principal
Issuer	rate	amount	Value(a)
Verizon New York
Sr Unsecured Series B
04-01-32	7.38	10,000	10,750

Total			61,332

Total Bonds
(Cost: $1,368,003)			$1,362,907

Money Market Fund (25.6%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.18%	433,980	(j)	$433,980

Total Money Market Fund
(Cost: $433,980)			$433,980

Total Investments in Securities
(Cost: $1,801,983)(k)			$1,796,887

Notes to Portfolio of Investments
STRIPS — Separate Trading of Registered Interest and Principal Securities
(a)   Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Dec. 31, 2009.
(b)   Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.
(c)   Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At March 31, 2010, the value of foreign securities, excluding short-term securities, represented 1.66% of net assets.
(d)   Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the value of these securities amounted to $5,463 or 0.32% of net assets.
(e)   At March 31, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $133,960.
(f)   Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.
(g)   This position is in bankruptcy.
(h)   Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(i)   Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on March 31, 2010.

(j)   Affiliated Money Market Fund – The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at March 31, 2010.
(k)   At March 31, 2010, the cost of securities for federal income tax purposes was approximately $1,802,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$41,000
Unrealized depreciation	(46,000)

Net unrealized depreciation	$(5,000)

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

	Fair value at March 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Bonds
Foreign Government Obligations & Agencies	$—	$10,177	$—	$10,177
U.S. Government Obligations & Agencies	493,399	222,972	—	716,371
Asset-Backed Securities	—	25,313	—	25,313
Residential Mortgage-Backed Securities	—	243,475	—	243,475
Corporate Debt Securities	—	367,571	—	367,571

Total Bonds	493,399	869,508	—	1,362,907

Other
Affiliated Money Market Fund (a)	433,980	—	—	433,980

Total Other	433,980	—	—	433,980

Total	$927,379	$869,508	$—	$1,796,887

(a)	Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2010.

Portfolio of Investments
Seligman Large-Cap Value Portfolio
March 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (97.5%)

Issuer	Shares		Value(a)
Aerospace & Defense (8.9%)
General Dynamics Corp.	1,100		$84,920
Honeywell International, Inc.	1,500		67,905
United Technologies Corp.	800		58,888

Total			211,713

Capital Markets (3.0%)
Morgan Stanley	2,400		70,296

Chemicals (3.9%)
EI du Pont de Nemours & Co.	1,700		63,308
Praxair, Inc.	350		29,050

Total			92,358

Commercial Banks (3.3%)
US Bancorp	3,000		77,640

Communications Equipment (3.2%)
Juniper Networks, Inc.	2,500	(b)	76,700

Diversified Financial Services (9.2%)
Bank of America Corp.	6,000		107,100
JPMorgan Chase & Co.	2,500		111,875

Total			218,975

Food & Staples Retailing (3.9%)
Costco Wholesale Corp.	600		35,826
Wal-Mart Stores, Inc.	1,000		55,600

Total			91,426

Food Products (6.1%)
Tyson Foods, Inc., Class A	7,500		143,625

Health Care Equipment & Supplies (2.0%)
Baxter International, Inc.	800		46,560

Health Care Providers & Services (3.3%)
Humana, Inc.	1,700	(b)	79,509

Independent Power Producers & Energy Traders (3.2%)
The AES Corp.	7,000	(b)	77,000

Insurance (10.7%)
MetLife, Inc.	1,500		65,010
Prudential Financial, Inc.	1,000		60,500
The Travelers Companies, Inc.	1,000		53,940
Unum Group	3,000		74,310

Total			253,760

Issuer	Shares	Value(a)
Multiline Retail (5.1%)
JC Penney Co., Inc.	1,700	54,689
Nordstrom, Inc.	1,600	65,360

Total		120,049

Oil, Gas & Consumable Fuels (11.3%)
Chevron Corp.	500	37,915
ConocoPhillips	1,200	61,404
Marathon Oil Corp.	2,000	63,280
The Williams Companies, Inc.	2,500	57,750
Valero Energy Corp.	2,500	49,250

Total		269,599

Pharmaceuticals (3.9%)
Bristol-Myers Squibb Co.	3,500	93,450

Road & Rail (5.4%)
CSX Corp.	1,500	76,350
Union Pacific Corp.	700	51,310

Total		127,660

Specialty Retail (7.7%)
Lowe’s Companies, Inc.	2,800	67,872
The Gap, Inc.	3,500	80,885
The Sherwin-Williams Co.	500	33,840

Total		182,597

Tobacco (3.4%)
Altria Group, Inc.	1,400	28,728
Philip Morris International, Inc.	1,000	52,160

Total		80,888

Total Common Stocks (Cost: $1,845,538)		$2,313,805

Money Market Fund (2.9%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.18%	69,766	(c)	$69,766

Total Money Market Fund (Cost: $69,766)			$69,766

Total Investments in Securities (Cost: $1,915,304)(d)			$2,383,571

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc
Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Dec. 31, 2009.

(b)	Non-income producing.

(c)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at March 31, 2010.

(d)	At March 31, 2010, the cost of securities for federal income tax purposes was approximately $1,915,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$585,000
Unrealized depreciation	(117,000)

Net unrealized appreciation	$468,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

	Fair value at March 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks (a)	$2,313,805	$—	$—	$2,313,805

Total Equity Securities	2,313,805	—	—	2,313,805

Other
Affiliated Money Market Fund (b)	69,766	—	—	69,766

Total Other	69,766	—	—	69,766

Total	$2,383,571	$—	$—	$2,383,571

(a)	Industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2010.

Portfolio of Investments
Seligman Smaller-Cap Value Portfolio
March 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (99.5%)

Issuer	Shares		Value(a)
Aerospace & Defense (3.2%)
Cubic Corp.	90,000		$3,240,000

Airlines (8.1%)
Continental Airlines, Inc., Class B	170,000	(b)	3,734,900
Delta Air Lines, Inc.	305,000	(b)	4,449,950

Total			8,184,850

Beverages (2.3%)
Central European Distribution Corp.	67,500	(b)	2,363,175

Chemicals (2.1%)
Minerals Technologies, Inc.	40,000		2,073,600

Commercial Services & Supplies (4.1%)
The Brink’s Co.	50,000		1,411,500
Waste Connections, Inc.	80,000	(b)	2,716,800

Total			4,128,300

Communications Equipment (4.3%)
F5 Networks, Inc.	70,000	(b)	4,305,700

Construction & Engineering (2.0%)
The Shaw Group, Inc.	60,000	(b)	2,065,200

Containers & Packaging (1.6%)
Owens-Illinois, Inc.	45,000	(b)	1,599,300

Diversified Consumer Services (3.4%)
Sotheby’s	110,000		3,419,900

Electrical Equipment (7.0%)
Belden, Inc.	85,000		2,334,100
EnerSys	117,500	(b)	2,897,550
Thomas & Betts Corp.	46,500	(b)	1,824,660

Total			7,056,310

Energy Equipment & Services (4.2%)
Exterran Holdings, Inc.	70,000	(b)	1,691,900
TETRA Technologies, Inc.	210,000	(b)	2,566,200

Total			4,258,100

Food Products (2.3%)
Smithfield Foods, Inc.	110,000	(b)	2,281,400

Health Care Equipment & Supplies (0.7%)
Analogic Corp.	17,400		743,502

Issuer	Shares		Value(a)
Health Care Providers & Services (2.9%)
Select Medical Holdings Corp.	30,000	(b)	253,200
WellCare Health Plans, Inc.	90,000	(b)	2,682,000

Total			2,935,200

Health Care Technology (2.8%)
Eclipsys Corp.	140,000	(b)	2,783,200

Hotels, Restaurants & Leisure (5.2%)
Penn National Gaming, Inc.	90,000	(b)	2,502,000
Texas Roadhouse, Inc.	200,000	(b)	2,778,000

Total			5,280,000

Insurance (17.2%)
Aspen Insurance Holdings Ltd.	110,000	(c)	3,172,400
Endurance Specialty Holdings Ltd.	70,000	(c)	2,600,500
Infinity Property & Casualty Corp.	50,000		2,272,000
Lincoln National Corp.	120,000		3,684,000
The Hanover Insurance Group, Inc.	70,000	(d)	3,052,700
WR Berkley Corp.	105,000		2,739,450

Total			17,521,050

IT Services (2.4%)
CACI International, Inc., Class A	50,000	(b)	2,442,500

Machinery (2.4%)
Mueller Industries, Inc.	85,000		2,277,150
Navistar International Corp.	3,000	(b)	134,190

Total			2,411,340

Multiline Retail (1.8%)
Fred’s Inc., Class A	150,000		1,797,000

Personal Products (3.9%)
Herbalife Ltd.	85,000	(c)	3,920,200

Professional Services (2.5%)
School Specialty, Inc.	112,000	(b,d)	2,543,520

Semiconductors & Semiconductor Equipment (6.4%)
Cypress Semiconductor Corp.	200,000	(b)	2,300,000
ON Semiconductor Corp.	263,600	(b)	2,108,800
Varian Semiconductor Equipment Associates, Inc.	60,950	(b)	2,018,664

Total			6,427,464

Software (5.6%)
Lawson Software, Inc.	390,000	(b)	2,577,900
Quest Software, Inc.	175,000	(b)	3,113,250

Total			5,691,150

Transportation Infrastructure (1.1%)
Aegean Marine Petroleum Network, Inc.	37,600	(c)	1,067,088

Total Common Stocks (Cost: $85,212,464)			$100,539,049

Investments of Cash Collateral Received for Securities on Loan (2.7%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	2,761,260	$2,761,260

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $2,761,260)		$2,761,260

Total Investments in Securities (Cost: $87,973,724)(e)		$103,300,309

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Dec. 31, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At March 31, 2010, the value of foreign securities, excluding short-term securities, represented 10.65% of net assets.

(d)	At March 31, 2010, security was partially or fully on loan.

(e)	At March 31, 2010, the cost of securities for federal income tax purposes was approximately $87,974,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$27,766,000
Unrealized depreciation	(12,440,000)

Net unrealized appreciation	$15,326,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities, in the most recent Annual Report dated Dec. 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

	Fair value at March 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks (a)	$100,539,049	$—	$—	$100,539,049

Total Equity Securities	100,539,049	—	—	100,539,049

Other
Investments of Cash Collateral Received for Securities on Loan (b)	2,761,260	—	—	2,761,260

Total Other	2,761,260	—	—	2,761,260

Total	$103,300,309	$—	$—	$103,300,309

(a)	Industry classifications are identified in the Portfolio of Investments.

(b)	Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.

Item 2. Control and Procedures.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)                      Seligman Portfolios, Inc.

By	/s/ J. Kevin Connaughton

J. Kevin Connaughton
President and Principal Executive Officer
Date May 26, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton

J. Kevin Connaughton
President and Principal Executive Officer
Date May 26, 2010

By	/s/ Jeffrey P. Fox

Jeffrey P. Fox
Treasurer and Principal Financial Officer
Date May 26, 2010